Long Term Loan (Details) - Schedule of long term bank loan - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Long-term loans
Jiangsu Yuantong Municipal Projects Construction Co., Ltd	[1]	$ 1,160,000
Total		$ 1,160,000

[1]	In October 11 2022 REIT Construction entered into a third-party loan agreement with Jiangsu Yuantong Municipal Projects Construction Co., Ltd to borrow approximately $1.1 million (RMB 8 million) as working capital loan for two years. The loan was from October 11, 2022 to October 10, 2024 and interest-free.